Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Muzinich Corporate Lending Income Fund, Inc. (the “Company”) for the purpose of amending Item 3.02 Unregistered Sales of Equity Securities of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on October 2, 2026 (the “Original Form 8-K”). As indicated in the Original Form 8-K, this Amendment is being filed to provide the determination of the per share purchase price and number of shares sold in connection with a sale of common stock on October 1, 2026.
Document Period End Date	Oct. 01, 2026
Entity File Number	814-01659
Entity Registrant Name	Muzinich Corporate Lending Income Fund, Inc.
Entity Central Index Key	0001985375
Entity Tax Identification Number	93-2545381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	450 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	888-3413
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false